Putnam
OTC &
Emerging
Growth Fund

SEMIANNUAL REPORT
January 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]


Fund highlights

* "Troubled markets often bring compelling opportunities, and we've been pleased with the results of our efforts to add more attractively priced stocks to the fund's portfolio. As we enter the second half of fiscal '98, we will continue to focus on innovative emerging-growth companies with above-average growth potential while minimizing the fund's exposure to the volatile Asian markets."

                                  --  Michael J. Mufson, manager
                                      Putnam OTC & Emerging Growth Fund

CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

18 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

In speaking of the current market environment, Thomas Paine might have been moved to write that "these are the times that try investors' patience." Summer switchers and sunshine traders will eventually be left behind, he might have added, concluding that it is the staunch and resolute investor with vision and persistence who will eventually carry the day.

This paraphrase of the early patriot's sentiments is a message that has long been heeded by successful investors -- and it bears repetition in today's uncertain environment, as Putnam OTC & Emerging Growth Fund's performance during the first half of fiscal 1998 demonstrates. However, as your fund's managers point out in the following report, the fund's results mirror those of the market sector in which it invests.

Troubled markets frequently generate attractive investment opportunities and the current market should prove no exception. Your fund's managers are positioning the portfolio to take maximum advantage of opportunities that present themselves. Their outlook for the months ahead is generally positive, and their focus is clearly on the longer term.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 18, 1998



Report from the Fund Managers
Michael J. Mufson
Steven L. Kirson

During the first half of fiscal 1998, as small and emerging-growth companies faced a difficult environment, Putnam OTC & Emerging Growth Fund sought opportunities amid the challenges. While small-company stocks experienced some rebound during the period, escalating problems in Asian economies took their toll on markets around the world and dampened the performance of many fund holdings. Troubled markets, however, often bring compelling opportunities, and for this reason we have been able to take advantage of attractive stock prices in many industry sectors.

For the six months ended January 31, 1998, your fund's class A share total returns were 0.25% at net asset value and - 5.53% at public offering price. To some degree, these results reflect near-term volatility, and as such they are not surprising, given the current market environment and the fund's aggressive investment style. Over the long term, however, volatility becomes less of an issue. For the 10-year period ended January 31, 1998, for example, your fund's annualized return for class A shares was 17.80% at net asset value and 17.10% at public offering price. For complete performance information, please refer to the summary that begins on page 9.

* TECHNOLOGY SECTOR DAMPENED BY MARKET VOLATILITY

Technology stocks were among the hardest hit by the recent market turbulence, especially those of companies that provide their products to Asian markets. Although we reduced the fund's overall technology weighting, it is still one of the portfolio's largest sectors, with many companies that have performed well in spite of market turbulence. We have focused on companies that we believe are leading the charge in the next generation of technology. When dramatic price declines hit the entire sector, including these fundamentally strong companies, we took advantage of their enticingly low stock prices and added to existing positions.

Technology companies specializing in computer software and mainframes, especially those that target Year 2000, or Y2K, issues were some of the sector's strongest performers. Micro Focus, a developer of software, has introduced a number of successful new products and services, including Y2K solutions. The Y2K problem has companies around the world struggling to prevent the loss of essential data within computer systems that are not programmed to recognize 00 as the year 2000 and will mistake it for the year 1900. Compuware, another fund holding providing Y2K solutions, develops software products and offers professional services for information technology professionals.

It is important to note that these companies are expected to retain their extraordinary growth potential well beyond 2000. In most cases, their ability to develop Y2K solutions has allowed them to get their feet in the doors of new client companies. These software and service companies are often less expensive and more responsive than their larger competitors and therefore are the most likely candidates to provide these new clients with more products and services into the next century.

While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Computer software                   12.5%

Computer services                   10.0%

Retail                               8.0%

Medical supplies and devices         6.5%

Telecommunications equipment         5.6%

Footnote reads:
*Based on net assets as of 1/31/98. Holdings will vary over time.

* CONSUMER TRENDS OFFER EMERGING-GROWTH OPPORTUNITIES

During the period, your fund continued to benefit from companies that are on the cutting edge of trends, profiting from their ability to meet distinct consumer needs and preferences. Examples include home product retailers that appeal to a more affluent customer base, such as Williams Sonoma, Linens 'N Things, and Coldwater Creek, a direct-mail retailer of clothing, jewelry, and home furnishings targeted to well-educated, middle- to upper-income households.

Other fund holdings are reaping the rewards of the fitness and back-to-nature interests of consumers. Examples include Timberland, a company best known for its boots, but also a producer of clothes and accessories designed to withstand the elements. Timberland's new Web site, which allows customers to evaluate their personal footwear and clothing needs, is one example of the company's ability to market its products effectively. The North Face, another fund holding, produces technically sophisticated sportswear, skiwear, and outdoor gear and has capitalized on the growing consumer interest in extreme sports.

* STOCK SELECTION KEY IN HEALTH-CARE SECTOR

Even within the portfolio's health-care sector, consumer trends are boosting the performance of some holdings. Wesley Jesson VisionCare and Cooper Companies, for example, both offer specialized products for contact lens users, including lenses that can change eye color and custom-fitted lenses designed to correct astigmatism.

Except for companies that provide unique products or specialized services, however, the health-care sector has been difficult. Therefore, our bottom-up process of stock selection -- carefully analyzing individual stocks rather than investing based solely on overall trends -- has been essential. Many health-care providers are struggling in their attempts to deliver quality care and still turn a healthy profit by controlling costs. Until we feel more optimistic about health-care costs and legislation, the fund's weighting in stocks of managed care companies will likely remain minimal. We intend to focus instead on businesses that have low reimbursement risk. Examples include Safeskin Corporation, which is the dominant company offering powder-free latex gloves for medical professionals, and Total Renal Care, which provides specialized dialysis services to patients with kidney disease.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Compuware Corp.
Computer software

Keane, Inc.
Computer services

Premisys Communications, Inc.
Telecommunications equipment

Cooper Companies, Inc.
Medical supplies and devices

Chancellor Broadcasting Corp., Class A
Broadcasting

Advanced Fibre Communications
Telecommunications equipment

The Timberland Co.
Apparel

Bed Bath & Beyond, Inc.
Retail

Linens 'N Things, Inc.
Retail

Electronic Arts, Inc.
Computer software

Footnote reads:
These holdings represent 22.0% of the fund's net assets as of 1/31/98. Portfolio holdings will vary over time.

* MERGER ACTIVITY BOOSTS COMMUNICATIONS STOCKS

Heavy merger and acquisition activity, such as we have seen in the communications services sector, often signifies to investors a healthy, thriving industry. The rising stock prices of long-distance communications companies and competitive local exchange carriers (CLECs) provide additional evidence that this sector is flourishing. CLECs are the smaller telephone companies that compete in local markets with such larger providers as the Regional Bell Operating Companies. As a result of the Telecommunications Act of 1996, CLECs are allowed to enter local markets on a much wider basis. CLEC stocks that boosted the fund's portfolio during the period include Brooks Fiber, Intermedia Communications, and Teleport Communications, which was recently acquired by AT&T.

* LONG-TERM OUTLOOK ESSENTIAL

As we enter the second half of fiscal '98, we look forward to improved conditions for the types of stocks in which your fund invests while realizing that the turmoil in Asian economies may continue to affect markets around the world for some time. We are minimizing the fund's exposure to Asian markets, and we expect the fund will benefit from our addition of attractively priced stocks to the portfolio. As always, the fund will maintain its focus on innovative, emerging-growth companies with above-average long-term growth potential.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/98, there is no guarantee the fund will continue to hold these securities in the future. This fund invests a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam OTC & Emerging Growth Fund is designed for investors seeking above-average growth potential through investments in common stocks of small- to medium-sized emerging growth companies.

TOTAL RETURN FOR PERIODS ENDED 1/31/98

                         Class A           Class B           Class M
Inception date          (11/1/82)         (7/15/93)         (12/2/94)
                       NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months              0.25%   -5.53%   -0.13%   -5.12%   -0.06%  -3.55%
------------------------------------------------------------------------------
1 year                6.78     0.63     5.98     0.98     6.20    2.47
------------------------------------------------------------------------------
5 years             138.21   124.62   129.61   127.61  132.04   123.94
Annual average       18.96    17.57    18.09    17.88   18.33    17.50
------------------------------------------------------------------------------
10 years            414.59      385   374.46   374.46  385.96   368.95
Annual average       17.80    17.10    16.85    16.85   17.13    16.71
------------------------------------------------------------------------------
Life of fund       1417.83  1330.56 1 227.05  1227.05 1277.30  1229.09
Annual average       19.52    19.06    18.48    18.48   18.77    18.49
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/98

                                         Russell 2000   Consumer
                                            Index      Price Index
------------------------------------------------------------------------------
6 months                                     4.42%        0.69%
------------------------------------------------------------------------------
1 year                                      18.07         1.57
------------------------------------------------------------------------------
5 years                                    103.44        13.32
Annual average                              15.26         2.53
------------------------------------------------------------------------------
10 years                                   307.90        39.67
Annual average                              15.09         3.40
------------------------------------------------------------------------------
Life of fund                               611.67        64.56
Annual average                              13.73         3.32
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/98

                                Class A     Class B     Class M
------------------------------------------------------------------------------
Distributions (number)*
------------------------------------------------------------------------------
Share value:                  NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
7/31/97                    $16.02  $17.00  $15.45  $15.78  $16.35
------------------------------------------------------------------------------
1/31/98                     16.06   17.04   15.43   15.77   16.34
------------------------------------------------------------------------------

*The fund did not make any distributions during this fiscal period.

TOTAL RETURN FOR PERIODS ENDED 12/31/97
(most recent calendar quarter)

                         Class A          Class B            Class M
                      NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months             7.47%    1.32%    7.12%    2.12%    7.18%    3.40%
------------------------------------------------------------------------------
1 year              10.19     3.87     9.39     4.39     9.63     5.82
------------------------------------------------------------------------------
5 years            142.69   128.63   133.85   131.85   136.48   128.11
Annual average      19.40    17.98    18.52    18.32    18.78    17.93
------------------------------------------------------------------------------
10 years           420.33   390.41   379.85   379.85   391.44   374.24
Annual average      17.93    17.23    16.98    16.98    17.26    16.84
------------------------------------------------------------------------------
Life of class     1422.55  1335.01  1232.21  1232.21  1282.54  1234.15
Annual average      19.68    19.21    18.63    18.63    18.92    18.64
------------------------------------------------------------------------------

All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Please see the preceding page for the method of performance calculation.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a measure of the performance of small company stocks. It assumes reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Portfolio of investments owned
January 31,1998 (Unaudited)


COMMON STOCKS (93.8%) *
NUMBER OF SHARES                                                                                       VALUE

Advertising (2.5%)
------------------------------------------------------------------------------------------------------------
        775,763  Lamar Advertising Co. +                                                      $   31,854,768
      2,131,256  Outdoor Systems, Inc. +                                                          51,150,132
        200,000  Universal Outdoor Holdings, Inc. +                                               10,125,000
                                                                                              --------------
                                                                                                  93,129,900

Agriculture (0.4%)
------------------------------------------------------------------------------------------------------------
        513,732  Delta & Pine Land Co.                                                            15,411,975

Apparel (3.2%)
------------------------------------------------------------------------------------------------------------
        823,700  Stage Stores, Inc. +                                                             31,944,116
      1,065,478  North Face, Inc. (The) + [SECTION MARK]                                          26,770,135
      1,041,599  Timberland Co. (The) [SECTION MARK]                                              60,673,142
                                                                                              --------------
                                                                                                 119,387,393

Automotive (3.5%)
------------------------------------------------------------------------------------------------------------
      1,292,900  Avis Rent A Car, Inc.                                                            46,301,981
      1,385,323  Budget Group, Inc. + [SECTION MARK]                                              48,399,722
      1,581,200  Dollar Thrifty Automotive Group, Inc. + [SECTION MARK]                           35,082,875
                                                                                              --------------
                                                                                                 129,784,578

Basic Industrial Products (0.4%)
------------------------------------------------------------------------------------------------------------
        587,000  Asyst Technologies, Inc.                                                         13,427,625

Broadcasting (4.4%)
------------------------------------------------------------------------------------------------------------
      1,955,754  Chancellor Broadcasting Corp. Class A +                                          67,229,044
        648,433  Clear Channel Communications, Inc. +                                             49,929,341
         41,850  Emmis Broadcasting Corp. Class A +                                                2,003,569
        221,300  Sinclair Broadcast Group, Inc. Class A +                                         10,456,425
        890,296  Univision Communications Inc. Class A +                                          33,942,535
                                                                                              --------------
                                                                                                 163,560,914

Business Services (4.2%)
------------------------------------------------------------------------------------------------------------
      1,015,913  Accustaff, Inc. +                                                                26,159,760
        736,800  Caribiner International., Inc. +                                                 23,209,200
        175,000  Forrester Research, Inc. +                                                        3,478,125
        899,000  Interim Services Inc. +                                                          21,463,625
        855,278  Renaissance Worldwide, Inc.                                                      41,748,257
      1,052,900  Robert Half International, Inc. +                                                40,668,263
                                                                                              --------------
                                                                                                 156,727,230
Computer Equipment (0.9%)
------------------------------------------------------------------------------------------------------------
      1,105,800  Discreet Logic, Inc. +                                                           24,327,600
        425,000  Pinnacle Systems, Inc. +                                                         10,837,500
                                                                                              --------------
                                                                                                  35,165,100

Computer Services (10.0%)
------------------------------------------------------------------------------------------------------------
        341,461  America Online, Inc. +                                                           32,673,549
        273,300  Ciber, Inc. +                                                                    15,338,963
        816,700  Complete Business Solutions, Inc. + [SECTION MARK]                               37,721,331
      1,295,957  Computer Management Sciences + [SECTION MARK]                                    26,891,108
      1,070,850  Information Management Resources, Inc. + [SECTION MARK]                          39,086,025
      3,157,672  Keane, Inc. +                                                                   128,280,425
      1,204,900  Romac International, Inc. +                                                      26,959,638
      1,820,300  Technology Solutions Co. + [SECTION MARK]                                        47,896,644
        505,300  Whittman-Hart, Inc. +                                                            14,653,700
                                                                                              --------------
                                                                                                 369,501,383

Computer Software (12.5%)
------------------------------------------------------------------------------------------------------------
        752,600  Activision, Inc.                                                                 10,724,550
         29,700  Advantage Learning Systems, Inc.                                                    790,763
         15,000  Arbor Software Corp. +                                                              568,125
        726,467  Aspect Development, Inc. + [SECTION MARK]                                        32,554,802
        297,451  Citrix Systems, Inc. +                                                           20,449,756
      4,313,346  Compuware Corp. +                                                               168,220,494
      1,474,366  Electronic Arts, Inc. +                                                          52,985,028
        473,102  Legato Systems, Inc. +                                                           21,733,123
        175,900  Lernout & Hausple Speech Products N.V. (Belgium) +                               10,356,113
      1,081,600  Micro Focus Group PLC ADR (United Kingdom) +                                     49,212,800
        565,000  Peregrine Systems, Inc. +                                                         7,062,500
        355,299  Peritus Software Services, Inc. +                                                 6,439,794
        448,760  Remedy Corp. +                                                                    7,011,875
        275,000  Saville Systems Ireland PLC ADR (Ireland) +                                      11,206,250
        175,342  Security Dynamics Technologies, Inc. +                                            6,180,806
        675,000  Simulation Sciences Inc. +                                                        8,437,500
        328,700  Vantive Corp. +                                                                   8,094,238
        161,000  VeriSign, Inc.                                                                    4,105,500
      1,314,918  Viasoft, Inc. + [SECTION MARK]                                                   39,694,087
                                                                                              --------------
                                                                                                 465,828,104

Consumer Services (0.2%)
------------------------------------------------------------------------------------------------------------
        128,600  Applied Graphics Technologies, Inc.                                               6,880,100

Correctional Facilities (0.5%)
------------------------------------------------------------------------------------------------------------
        373,000  Corrections Corp. +                                                              13,754,375
        208,000  Wackenhut Corrections Corp. +                                                     5,304,000
                                                                                              --------------
                                                                                                  19,058,375
Education Services (5.1%)
------------------------------------------------------------------------------------------------------------
        544,000  CBT Group PLC ADR (Ireland) +                                                    49,436,000
      1,100,000  Computer Learning Centers, Inc. + [SECTION MARK]                                 37,468,750
      1,468,803  Education Management Corp. + [SECTION MARK]                                      47,368,897
      1,301,250  Strayer Education, Inc. [SECTION MARK]                                           46,845,000
        200,000  Sylvan Learning Systems, Inc. +                                                   7,900,000
                                                                                              --------------
                                                                                                 189,018,647

Electronics and Electrical Equipment (1.7%)
------------------------------------------------------------------------------------------------------------
        462,500  Advanced Lighting Technologies, Inc. +                                           10,810,938
      1,215,165  Flextronics International Ltd. + [SECTION MARK]                                  43,290,253
        130,000  Sanmina Corp. +                                                                   8,742,500
                                                                                              --------------
                                                                                                  62,843,691

Energy-Related (0.8%)
------------------------------------------------------------------------------------------------------------
        378,500  AES Corp. +                                                                      16,204,531
        376,200  CalEnergy, Inc. +                                                                 9,663,638
        250,000  KTI, Inc. +                                                                       4,031,250
                                                                                              --------------
                                                                                                  29,899,419

Environmental Control (0.6%)
------------------------------------------------------------------------------------------------------------
        380,500  American Disposal Services, Inc. +                                               12,604,063
        997,100  Philip Services Corp. (Canada) +                                                  8,226,075
                                                                                              --------------
                                                                                                  20,830,138

Financial Services (3.0%)
------------------------------------------------------------------------------------------------------------
        412,000  Finova Group, Inc.                                                               21,063,500
      1,220,400  FIRSTPLUS Financial Group, Inc. +                                                37,069,650
        859,600  Franchise Mortgage Acceptance Co. L.L.C. +                                       14,505,750
        808,121  Sirrom Capital Corp. [SECTION MARK]                                              37,981,687
                                                                                              --------------
                                                                                                 110,620,587

Health Care Services (2.1%)
------------------------------------------------------------------------------------------------------------
      1,269,713  Concentra Managed Care, Inc.                                                     40,789,530
         21,180  Coram Healthcare Corp. +                                                             56,921
         57,000  Curative Health Services, Inc.                                                    1,966,500
        280,000  Healthcare Recoveries, Inc.                                                       5,985,000
        103,590  FPA Medical Management, Inc.                                                      1,748,081
      1,107,701  National Surgery Centers, Inc. + [SECTION MARK]                                  27,138,675
                                                                                              --------------
                                                                                                  77,684,707

Health Care Information Systems (1.1%)
------------------------------------------------------------------------------------------------------------
        527,116  HBO & Co.                                                                        27,574,756
        400,000  Medquist, Inc. +                                                                 12,200,000
                                                                                              --------------
                                                                                                  39,774,756

Lodging (1.7%)
------------------------------------------------------------------------------------------------------------
      1,550,354  Extended Stay America, Inc. +                                                    19,185,631
        530,100  Fine Host Corp. + [SECTION MARK]                                                  2,650,500
        200,350  Four Seasons Hotels, Inc. (Canada)                                                5,897,803
      1,518,532  Signature Resorts, Inc. +                                                        37,014,218
                                                                                              --------------
                                                                                                  64,748,152
Medical Management Services (2.2%)
------------------------------------------------------------------------------------------------------------
        569,750  Pediatrix Medical Group, Inc. +                                                  21,294,406
        841,010  Renal Care Group, Inc. +                                                         28,489,214
        521,000  Renal Treatment Centers, Inc. +                                                  16,704,563
        642,699  Total Renal Care Holdings, Inc. +                                                15,625,619
                                                                                              --------------
                                                                                                  82,113,802

Medical Supplies and Devices (6.5%)
------------------------------------------------------------------------------------------------------------
        306,823  Arterial Vascular Enginerring, Inc. +                                            22,551,491
      1,517,043  Cooper Companies, Inc. + [SECTION MARK]                                          75,283,259
        685,400  Cyberonics, Inc.                                                                 13,665,163
        555,000  Cytyc Corp. +                                                                    12,001,875
        272,120  Henry Schein, Inc. +                                                              8,979,960
        200,000  Molecular Devices Corp.                                                           3,600,000
        427,500  NCS HealthCare, Inc. Class A +                                                   11,061,563
        325,000  Sabratek Corp. +                                                                  9,587,500
        826,296  Safeskin, Corp.                                                                  46,737,368
         40,700  Theragenics Corp.                                                                 1,968,851
        952,000  Wesley Jessen VisionCare, Inc. + [SECTION MARK]                                  36,176,000
                                                                                              --------------
                                                                                                 241,613,030

Oil and Gas (1.4%)
------------------------------------------------------------------------------------------------------------
        400,000  Cal Dive International, Inc.                                                      9,800,000
        550,000  Global Industries, Ltd.                                                           8,112,500
      1,049,600  Newpark Resources, Inc. +                                                        17,056,000
        435,000  Varco International, Inc. +                                                       8,917,500
        200,000  Veritas DGC Inc. +                                                                7,387,500
                                                                                              --------------
                                                                                                  51,273,500

Pharmaceuticals and Biotechnology (2.6%)
------------------------------------------------------------------------------------------------------------
        300,000  Coulter Pharmaceutical, Inc.                                                      6,000,000
        200,000  Dura Pharmaceuticals, Inc. +                                                      7,937,500
        200,000  Incyte Pharmaceuticals                                                            8,675,000
        325,000  Medicis Pharmaceutical Corp. Class A +                                           15,112,500
        250,000  Medimmune, Inc. +                                                                11,468,750
        425,500  Parexel International Corp. +                                                    14,679,750
        218,500  Quintiles Transnational Corp. +                                                   8,316,656
        357,000  Serologicals Corp.                                                                9,951,375
        184,900  Sonus Pharmaceuticals, Inc. +                                                     6,240,375
        193,400  Vertex Pharmaceuticals, Inc. +                                                    7,590,950
                                                                                              --------------
                                                                                                  95,972,856
Recreation (--%)
------------------------------------------------------------------------------------------------------------
         21,000  WMS Industries, Inc.                                                                513,188

Restaurants (1.2%)
------------------------------------------------------------------------------------------------------------
        825,000  Dave & Buster's, Inc. + [SECTION MARK]                                           17,479,688
        494,829  Landry's Seafood Restaurants, Inc. +                                             10,948,092
        502,747  Papa Johns International, Inc. +                                                 17,407,615
                                                                                              --------------
                                                                                                  45,835,395
Retail (8.0%)
------------------------------------------------------------------------------------------------------------
      1,524,534  Bed Bath & Beyond, Inc. +                                                        60,409,660
        809,600  Coldwater Creek Inc. + [SECTION MARK]                                            30,537,100
        450,000  CompUSA, Inc. +                                                                  13,921,875
        422,419  Dollar Tree Stores, Inc.                                                         17,979,209
      1,108,347  Guitar Center, Inc. + [SECTION MARK]                                             24,383,634
      1,307,500  Linens 'N Things, Inc. + [SECTION MARK]                                          57,775,156
        373,900  Michaels Stores, Inc.                                                            11,497,425
        900,000  Petco Animal Supplies, Inc. +                                                    22,162,500
      1,170,000  Williams-Sonoma, Inc. +                                                          49,798,125
        295,000  Wolverine World Wide, Inc.                                                        7,965,000
                                                                                              --------------
                                                                                                 296,429,684

Semiconductors (3.8%)
------------------------------------------------------------------------------------------------------------
        640,999  Aetrium, Inc. + [SECTION MARK]                                                   10,175,859
        438,600  Applied Micro Circuits Corp. +                                                    8,388,225
      1,044,783  Credence Systems Corp. +                                                         26,511,369
        125,000  Etec Systems, Inc.                                                                5,187,500
        745,497  Galileo Technology Ltd. (Israel) +                                               27,769,763
      1,240,000  Integrated Process Equipment Corp. + [SECTION MARK]                              18,135,000
      1,410,512  Photronics, Inc. + [SECTION MARK]                                                32,441,776
        597,800  SpeedFam International, Inc.                                                     14,235,113
                                                                                              --------------
                                                                                                 142,844,605

Specialty Consumer Products (1.6%)
------------------------------------------------------------------------------------------------------------
      1,174,200  Central Garden and Pet Co. +                                                     36,106,650
        695,800  Rexall Sundown, Inc. +                                                           24,048,588
                                                                                              --------------
                                                                                                  60,155,238

Telecommunication Equipment (5.6%)
------------------------------------------------------------------------------------------------------------
      2,244,866  Advanced Fibre Communications +                                                  66,784,764
      2,751,933  Premisys Communications, Inc. + [SECTION MARK]                                   78,602,086
        806,300  Tekelec +                                                                        26,154,356
        989,594  Uniphase Corp. +                                                                 36,367,580
                                                                                              --------------
                                                                                                 207,908,786

Telecommunication Services (2.1%)
------------------------------------------------------------------------------------------------------------
        247,000  Intermedia Communications, Inc. +                                                15,190,500
        970,200  NEXTLINK Communications, Inc. Class A +                                          24,133,725
        251,227  McLeod, Inc. Class A +                                                            8,651,630
        205,500  Metromedia Fiber Network, Inc. Class A +                                          5,111,813
        394,426  RSL Communications, Inc.                                                          8,775,979
        659,300  Tel-Save Holdings, Inc. +                                                        15,658,375
                                                                                              --------------
                                                                                                  77,522,022
                                                                                              --------------
                 Total Common Stocks  (cost $2,771,970,965)                                   $3,485,464,880

SHORT-TERM INVESTMENTS (5.0%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $25,000,000  Federal National Mortgage Association for an effective
                   yield of 5.61%, March 3, 1998                                              $   24,875,334
     50,000,000  Federal National Mortgage Association for an effective
                   yield of 5.595%, March 20, 1998                                                49,634,771
     25,000,000  Heinz H J Co. for an effective yield of 5.77%,
                   February 6, 1998                                                               24,979,965
     25,000,000  JP Morgan & Co Inc for an effective yield of 5.77%,
                   February 10, 1998                                                              24,963,937
     25,000,000  Sheffield Receivables Corp. for an effective yield of
                   February 12, 1998                                                              24,987,813
     36,867,000  Interest in $36,867,000 joint repurchase agreement dated January 30, 1998 with Goldman Sachs Co.
                   due February 2, 1998 with respect to various
                   U.S. Treasury obligations -- maturity value of
                   $36,884,174 for an effective yield of 5.59%                                    36,878,449
                                                                                              --------------
                 Total Short-Term Investments  (cost $186,320,269)                            $  186,320,269
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,958,291,234) ***                                  $3,671,785,149
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $3,714,760,355.

*** The aggregate identified cost on a tax basis is $2,983,768,616, resulting in gross unrealized appreciation and depreciation of $866,152,589 and $178,136,056, respectively, or net unrealized appreciation of $688,016,533.

  + Non-income-producing security.

[SECTIONMARK] Affiliated Companies (Note 5)

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,958,291,234) (Note 1)                                            $3,671,785,149
---------------------------------------------------------------------------------------------------
Cash                                                                                        727,982
---------------------------------------------------------------------------------------------------
Dividends receivable                                                                          5,419
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    9,744,777
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           87,724,367
---------------------------------------------------------------------------------------------------
Total assets                                                                          3,769,987,694

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         36,680,017
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               13,225,232
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              1,708,073
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                1,156,612
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                               37,933
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  2,909
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    1,564,882
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      851,681
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        55,227,339
---------------------------------------------------------------------------------------------------
Net assets                                                                           $3,714,760,355

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $3,133,963,487
---------------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                (18,033,583)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments
(Note 1)                                                                               (114,663,464)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              713,493,915
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $3,714,760,355

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,267,903,570 divided by 141,222,334 shares)                                               $16.06
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $16.06)*                                      $17.04
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,151,587,877 divided by 74,641,862 shares)**                                              $15.43
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($199,463,857 divided by 12,649,243 shares)                                                  $15.77
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $15.77)*                                      $16.34
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($95,805,051 divided by 5,935,597 shares)                                                    $16.14
---------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales, the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (including dividend income of $1,235,166
from investments in affiliated issuers) (Note 5)                                    $    1,239,888
--------------------------------------------------------------------------------------------------
Interest                                                                                 3,901,321
--------------------------------------------------------------------------------------------------
Total investment income                                                                  5,141,209

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        10,264,619
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           3,316,962
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          32,601
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            17,766
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    2,870,036
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    5,830,695
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      714,495
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     74,290
--------------------------------------------------------------------------------------------------
Registration fees                                                                           11,810
--------------------------------------------------------------------------------------------------
Auditing                                                                                    36,509
--------------------------------------------------------------------------------------------------
Legal                                                                                       17,586
--------------------------------------------------------------------------------------------------
Postage                                                                                    339,230
--------------------------------------------------------------------------------------------------
Other                                                                                      262,613
--------------------------------------------------------------------------------------------------
Total expenses                                                                          23,789,212
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (620,595)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            23,168,617
--------------------------------------------------------------------------------------------------
Net investment loss                                                                    (18,027,408)
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1, 3 and 5) (including realized
gain of $28,783,741 on sales of investments in affiliated issuers)                     189,948,578
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                          (164,617,161)
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 25,331,417
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $   7,304,009
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                         January 31            July 31
                                                                                               1998*              1997
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                 $  (18,027,408)    $  (30,033,138)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                 189,948,578       (297,209,612)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                              (164,617,161)       775,855,044
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      7,304,009        448,612,294
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                      --       (126,228,370)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                      --        (62,425,045)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                      --         (7,461,879)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                                      --         (5,475,224)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        39,214,818      1,239,292,050
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                             46,518,827      1,486,313,826

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   3,668,241,528      2,181,927,702
----------------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $18,033,583 and $6,175, respectively)                                        $3,714,760,355     $3,668,241,528
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                     January 31
operating performance         (Unaudited)                                       Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $16.02           $14.80           $14.17           $10.15           $10.72            $9.05
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                 (.06)            (.12)(d)         (.08)(d)         (.07)            (.06)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .10             2.42             2.42             4.95              .69             2.87
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .04             2.30             2.34             4.88              .63             2.81
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                   --            (1.08)           (1.71)            (.86)           (1.20)           (1.14)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                   --            (1.08)           (1.71)            (.86)           (1.20)           (1.14)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $16.06           $16.02           $14.80           $14.17           $10.15           $10.72
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment
return at net asset value (%)(a)    0.25*           16.33            17.12            51.32             4.83            32.93
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,267,904       $2,271,206       $1,479,770         $730,188         $412,706         $364,400
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .51*            1.16             1.11             1.14             1.16             1.26
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)           (.36)*           (.79)            (.53)            (.62)            (.97)            (.90)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             54.87*          112.84           199.52           116.10            76.66           108.20
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                     $.0468           $.0461
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996, and thereafter include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended                                                                       For the period
Per-share                     January 31                                                                        July 15, 1993+
operating performance         (Unaudited)                              Year ended July 31                          to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $15.45           $14.41           $13.92           $10.06           $10.70           $10.80
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                 (.11)            (.22)(d)         (.20)(d)         (.10)            (.07)            (.01)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .09             2.34             2.40             4.82              .63             (.09)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.02)            2.12             2.20             4.72              .56             (.10)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                   --            (1.08)           (1.71)            (.86)           (1.20)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                   --            (1.08)           (1.71)            (.86)           (1.20)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $15.43           $15.45           $14.41           $13.92           $10.06           $10.70
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment
return at net asset value (%)(a)   (0.13)*          15.49            16.37            50.13             4.15             (.92)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,151,588       $1,116,849         $641,576         $160,197          $42,115             $455
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .89*            1.91             1.89             1.90             1.94              .09*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)           (.73)*          (1.55)           (1.29)           (1.37)           (1.71)            (.09)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             54.87*          112.84           199.52           116.10            76.66           108.20
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                     $.0468           $.0461
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996, and thereafter include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
-------------------------------------------------------------------------------------------------------------------------------
                                                           Six months
                                                                ended                                     For the period
Per-share                                                  January 31                                       Dec. 2, 1994+
operating performance                                      (Unaudited)             Year ended July 31         to July 31
-------------------------------------------------------------------------------------------------------------------------------
                                                                 1998             1997             1996             1995
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                            $15.78           $14.66           $14.11           $11.10
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                              (.10)(d)         (.19)(d)         (.16)(d)         (.05)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                        .09             2.39             2.42             3.92
-------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                            (.01)            2.20             2.26             3.87
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                                --            (1.08)           (1.71)            (.86)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                --            (1.08)           (1.71)            (.86)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                  $15.77           $15.78           $14.66           $14.11
-------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
Total investment
return at net asset value (%)(a)                                (0.06)*          15.78            16.58            37.79*
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                               $199,464         $177,325          $60,432           $3,111
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                         .76*            1.66             1.68             1.10*
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                        (.60)*          (1.30)           (1.06)            (.66)*
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                          54.87*          112.84           199.52           116.10
-------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                  $.0468           $.0461
-------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996, and thereafter include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
-----------------------------------------------------------------------------------------------------------------------------
                                                                          Six months
                                                                               ended             Year   For the period
Per-share                                                                 January 31            ended    July 12, 1996+
operating performance                                                     (Unaudited)         July 31       to July 31
-----------------------------------------------------------------------------------------------------------------------------
                                                                                1998             1997             1996
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                           $16.08           $14.81           $15.65
-----------------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                             (.04)            (.09)(d)           --(d)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                       .10             2.44             (.84)
-----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                            .06             2.35             (.84)
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                                               --            (1.08)              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                               --            (1.08)              --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                 $16.14           $16.08           $14.81
-----------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------
Total investment
return at net asset value (%)(a)                                                0.37*           16.67            (5.37)*
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                               $95,805         $102,862             $150
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                        .39*             .91              .07*
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                       (.23)*           (.53)            (.02)*
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                         54.87*          112.84           199.52
-----------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                                 $.0468           $.0461
-----------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996, and thereafter include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
January 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam OTC Emerging Growth (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation through investments in common stocks of small to medium-sized emerging growth companies traded in the over-the-counter (OTC) market and common stocks of emerging growth companies listed on securities exchanges.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares and class B shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other certain accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended January 31, 1998, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At July 31, 1997, the fund had a capital loss carryover of approximately $35,394,000 available to offset future net capital gain, if any, which will expire on July 31, 2005.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1998, fund expenses were reduced by $620,595 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,300 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class B, and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended January 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $609,171 and $27,256 from the sale of class A and class M shares, respectively and received $1,295,628 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $62,218 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $1,968,834,556 and $2,124,562,028, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                         January 31, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      97,250,119   $1,567,420,842
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                 97,250,119    1,567,420,842

Shares
repurchased                     (97,799,948)  (1,580,935,474)
------------------------------------------------------------
Net decrease                       (549,829)    $(13,514,632)
------------------------------------------------------------

                                            Year ended
                                          July 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                     274,298,211   $4,041,789,135
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     8,111,312      117,046,198
------------------------------------------------------------
                                282,409,523    4,158,835,333

Shares
repurchased                    (240,605,584)  (3,529,210,130)
------------------------------------------------------------
Net increase                     41,803,939     $629,625,203
------------------------------------------------------------

                                         Six months ended
                                         January 31, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      26,459,599     $412,856,616
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                 26,459,599      412,856,616

Shares
repurchased                     (24,121,128)    (374,510,741)
------------------------------------------------------------
Net increase                      2,338,471      $38,345,875
------------------------------------------------------------

                                            Year ended
                                          July 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      58,586,365     $846,936,133
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,972,999       55,502,794
------------------------------------------------------------
                                 62,559,364      902,438,927

Shares
repurchased                     (34,785,967)    (495,363,581)
------------------------------------------------------------
Net increase                     27,773,397     $407,075,346
------------------------------------------------------------

                                         Six months ended
                                         January 31, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       8,305,290     $132,319,127
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                  8,305,290      132,319,127

Shares
repurchased                      (6,896,275)    (110,524,461)
------------------------------------------------------------
Net increase                      1,409,015      $21,794,666
------------------------------------------------------------

                                            Year ended
                                          July 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                      15,669,638     $227,790,748
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       503,305        7,172,101
------------------------------------------------------------
                                 16,172,943      234,962,849

Shares
repurchased                      (9,054,630)    (130,538,624)
------------------------------------------------------------
Net increase                      7,118,313     $104,424,225
------------------------------------------------------------

                                         Six months ended
                                         January 31, 1998
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                         844,861      $13,760,485
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                    844,861       13,760,485

Shares
repurchased                      (1,305,402)     (21,171,576)
------------------------------------------------------------
Net decrease                       (460,541)     $(7,411,091)
------------------------------------------------------------

                                            Year ended
                                          July 31, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       7,763,874     $116,857,479
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       378,646        5,475,224
------------------------------------------------------------
                                  8,142,520      122,332,703

Shares
repurchased                      (1,756,477)     (24,165,427)
------------------------------------------------------------
Net increase                      6,386,043      $98,167,276
------------------------------------------------------------



Note 5
Transactions with Affiliated Companies
Transactions during the year with companies in which the fund owns at least 5% of the voting securities were as follows:

                                      Purchase            Sales     Dividend            Market
Affiliates                                cost             cost       Income             Value
----------------------------------------------------------------------------------------------
Name of affiliate
----------------------------------------------------------------------------------------------
Advanced Health Corp.             $ 18,858,986      $18,858,986     $     --      $         --
Advanced Lighting
Technologies, Inc.                          --       11,050,875           --        10,810,938
Aetrium, Inc.                        4,160,963               --           --        10,175,859
Aspect Development, Inc.             7,364,648               --           --        32,554,802
Assisted Living Concepts, Inc.              --        7,946,933           --                --
Asyst Technologies, Inc.            53,858,927       30,314,396           --        13,427,625
Benchmarq MicroElectronics, Inc.     8,185,442       19,028,026           --                --
Brooks Automation, Inc.             24,372,059       24,372,059           --                --
Budget Group Inc.                   13,110,202               --           --        48,399,722
Caribiner International, Inc.        5,071,972       20,912,673           --        23,209,200
Central Garden & Pet Co.             3,691,251               --           --        36,106,650
Citrix Systems                       1,012,065       52,529,429           --        20,449,756
Claremont Technology Group                  --       12,678,620           --                --
Coldwater Creek, Inc.                3,685,001               --           --        30,537,100
Complete Business Solutions         24,699,288        3,398,030           --        37,721,331
Computer Learning Centers, Inc.      6,171,444          918,654           --        37,468,750
Computer Management Services                --               --           --        26,891,108
Cooper Companies, Inc.              26,980,006               --           --        75,283,259
Cotelligent Group, Inc.                     --       14,596,407           --                --
Creedence Systems Corp.             27,684,661        8,066,967           --                --
Dave & Buster's, Inc.               11,986,252               --           --        17,479,688
Discreet Logic, Inc.                 3,305,061       15,305,630           --        24,327,600
Dollar Thrifty Automotive Group     33,259,284               --           --        35,082,875
Education Management Corp.          14,653,975               --           --        47,368,897
Encad, Inc.                                 --       25,484,764           --                --
Fine Host Corp.                             --        7,337,291           --         2,650,500
FIRSTPLUS Financial Group, Inc.      5,959,059       16,413,062           --        37,069,650
Flextronics Intl Ltd.               41,993,797        6,538,208           --        43,290,253
Forrester Research, Inc.                    --        6,237,998           --         3,478,125
Guitar Center, Inc.                  6,053,407               --           --        24,383,634
Helix Technology Corp.              33,496,581       33,496,581      231,546                --
Information Management
Resources, Inc.                     12,615,909        3,737,500           --        39,086,025
Integrated Process Equipment
Corp.                               46,041,243        5,379,540           --        18,135,000
Linens 'N Things, Inc.              30,846,652               --           --        57,775,156
Metzler Group, Inc.                         --       22,185,100           --                --
Micrel, Inc.                                --       18,993,831           --                --
National Surgery Centers, Inc.       3,873,811        1,630,444           --        27,138,675
NCS Healthcare Inc. Class A         12,479,520       17,212,773           --        11,061,563
Photronics, Inc.                    41,111,383        6,033,489           --        32,441,776
Pinnacle Systems, Inc.               2,066,400               --           --        10,837,500
Premisys Communications, Inc.       46,201,146        4,296,077           --        78,602,086
Renaissance Solutions, Inc.                 --       18,359,559           --                --
Sirrom Capital Corp.                12,659,380               --      892,820        37,981,687
Southern Pacific Funding Corp.              --       23,709,226           --                --
Spine-Tech, Inc.                    34,002,232       34,002,232           --                --
Strayer Education, Inc.              2,786,875          739,900      110,800        46,845,000
Technology Solutions, Inc.                  --       10,426,785           --        47,896,644
The North Face, Inc.                 8,683,437               --           --        26,770,135
The Timberland Co.                  68,187,023               --           --        60,673,142
Triquint Semiconductor, Inc.        20,533,758       20,533,758           --                --
Viasoft, Inc.                       15,388,212               --           --        39,694,087
Wesley Jessen VisionCare, Inc.      29,047,481               --           --        36,176,000
Whittman-Hart, Inc.                  2,022,500       13,001,823           --        14,653,700
-----------------------------------------------------------------------------------------------
  Totals                          $768,161,293     $535,727,626   $1,235,166    $1,223,935,498
-----------------------------------------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Daniel L. Miller
Vice President

Michael J. Mufson
Vice President and Fund Manager

Steven L. Kirson
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam OTC & Emerging Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA014 40530-024/227/673   3/98



PUTNAM INVESTMENTS                                  [SCALE LOGO OMITTED]
------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund
Supplement to Semiannual Report dated 1/31/98

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
------------------------------------------------------------------------
Total return for periods ended 1/31/98:                    NAV

6 months                                                  0.37%
1 year                                                    7.03
Five years                                              139.36
Annual average                                           19.07
10 years                                                417.08
Annual average                                           17.86
Life of fund (since class A inception, 11/01/82)       1425.17
Annual average                                           19.56
------------------------------------------------------------------------
Share value:                                              NAV

7/31/97                                                $16.08
1/31/98                                                $16.14
------------------------------------------------------------------------
Distributions:      No.         Income     Capital gains          Total
                    0          $0.0000        $0.0000           $0.0000
------------------------------------------------------------------------
Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.